Shareholder Report, Holdings (Details) - Hilton Small-MidCap Opportunity ETF	Apr. 30, 2025
Kyndryl Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Primo Brands Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Houlihan Lokey, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Teledyne Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
IDACORP, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Dycom Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Planet Fitness, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%